Note Payable - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Apr. 19, 2013
Note Payable [Line Items]
Notes Payable, Total	$ 944,707		$ 944,707
Adjustments to Additional Paid in Capital, Warrant Issued	55,293		55,293
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 0.75
Interest Expense, Debt	2,764	2,764	11,059
Debt instrument, unamortized discount	958,530		955,766
Warrant
Note Payable [Line Items]
Fair Value Assumptions, Risk Free Interest Rate	2.64%		2.64%
Fair Value Assumptions, Expected Dividend Rate	0.00%		0.00%
Fair Value Assumptions, Expected Term	10 years		10 years
Fair Value Assumptions, Expected Volatility Rate	114.00%		114.00%
Massachusetts Life Sciences Center
Note Payable [Line Items]
Subordinated Debt				$ 1,000,000
Debt Instrument, Payment Terms				The loan bears interest at a rate of 10% per annum, and will become fully due and payable on the earlier of (i) September 30, 2018, (ii) the occurrence of an event of default under the MLSC Loan Agreement, or (iii) the completion of a sale of substantially all of our assets, a change-of-control transaction or one or more financing transactions in which we receive net proceeds of $5,000,000 or more in a 12-month period.
Warrants Issued To Purchase Of Common Stock				145,985
Class Of Warrant Or Right Expiration Date				Sep. 30, 2023
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.27